Finance Income and Related Cost of Finance Subsidiaries	12 Months Ended
Mar. 31, 2012
Finance Income and Related Cost of Finance Subsidiaries

(2) Finance Income and Related Cost of Finance Subsidiaries

Net sales and other operating revenue and cost of sales include finance income and related cost of finance subsidiaries for each of the years in the three-year period ended March 31, 2012 as follows:

	Yen (millions)
	2010	2011	2012
Finance income	¥618,811	¥573,458	¥526,576
Finance cost	321,491	309,850	293,216